Financial instruments - Derivative financial instruments, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Unrealized loss on cash flow hedge	R$ 125,532	R$ 197,188
Financial expenses, net	3,693,606	3,999,465	R$ 3,514,739
Changes in the fair value of cash flow hedge	71,657	64,146	R$ (207,222)
Notional amount [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	14,856,668	8,613,133
Notional amount [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	3,994,559	2,526,603
Interest rate swap used as fair value hedge instrument	10,846,750	6,079,500
Non-deliverable forward used as economic hedge instrument	15,359	7,030
Derivative financial instruments, net	14,856,668	8,613,133
Notional amount [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0	0
Interest rate swap used as fair value hedge instrument	2,129,636	2,692,500
Non-deliverable forward used as economic hedge instrument	15,359	7,030
Derivative financial instruments, net	2,144,995	2,699,530
Notional amount [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	1,510,788	0
Interest rate swap used as fair value hedge instrument	6,127,456	3,354,400
Non-deliverable forward used as economic hedge instrument	0	0
Derivative financial instruments, net	7,638,244	3,354,400
Notional amount [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	2,483,771	2,526,603
Interest rate swap used as fair value hedge instrument	2,589,658	32,600
Non-deliverable forward used as economic hedge instrument	0	0
Derivative financial instruments, net	5,073,429	2,559,203
Notional amount [Member] | Foreign exchange rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	3,994,559	2,526,603
Notional amount [Member] | NDF [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	15,359	7,030
Notional amount [Member] | Interest rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	2,837,758
Non-deliverable forward used as economic hedge instrument	8,008,992	6,079,500
Net fair value of Assets (Liabilities) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(31,582)	(311,989)
Net fair value of Assets (Liabilities) [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(34,195)	(315,542)
Net fair value of Assets (Liabilities) [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	243	(1,749)
Net fair value of Assets (Liabilities) [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	143,365	(2,180)
Net fair value of Assets (Liabilities) [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(177,803)	(311,613)
Net fair value of Assets (Liabilities) [Member] | Foreign exchange rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	214,169	(311,445)
Net fair value of Assets (Liabilities) [Member] | NDF [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	(7,794)	327
Net fair value of Assets (Liabilities) [Member] | Interest rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	(275,804)
Non-deliverable forward used as economic hedge instrument	35,234	(4,424)
Net fair value of Assets (Liabilities) [Member] | Call options [Member]
Disclosure of detailed information about financial instruments [line items]
Call options to acquire additional interest in subsidiaries	2,613	3,553
Assets (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	260,188	4,182
Assets (fair value) [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	214,169
Interest rate swap used as fair value hedge instrument	41,622
Non-deliverable forward used as economic hedge instrument	1,784	629
Assets (fair value) [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0
Interest rate swap used as fair value hedge instrument	8,037
Non-deliverable forward used as economic hedge instrument	1,784	629
Assets (fair value) [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	115,368
Interest rate swap used as fair value hedge instrument	29,012
Non-deliverable forward used as economic hedge instrument	0	0
Assets (fair value) [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	98,801
Interest rate swap used as fair value hedge instrument	4,573
Non-deliverable forward used as economic hedge instrument	0	0
Assets (fair value) [Member] | Foreign exchange rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	214,169	0
Assets (fair value) [Member] | NDF [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	1,784	629
Assets (fair value) [Member] | Interest rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	5,373
Non-deliverable forward used as economic hedge instrument	36,249
Assets (fair value) [Member] | Call options [Member]
Disclosure of detailed information about financial instruments [line items]
Call options to acquire additional interest in subsidiaries	2,613	3,553
Liabilities (fair value) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments, net	(291,770)	(316,171)
Liabilities (fair value) [Member] | Amount of due date [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value		(311,445)
Interest rate swap used as fair value hedge instrument	(282,192)	(4,424)
Non-deliverable forward used as economic hedge instrument	(9,578)	(302)
Liabilities (fair value) [Member] | Less than 3 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value		0
Interest rate swap used as fair value hedge instrument	0	(2,076)
Non-deliverable forward used as economic hedge instrument	(9,578)	(302)
Liabilities (fair value) [Member] | 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value		0
Interest rate swap used as fair value hedge instrument	(1,015)	(2,180)
Non-deliverable forward used as economic hedge instrument	0	0
Liabilities (fair value) [Member] | More than 12 months
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value		(311,445)
Interest rate swap used as fair value hedge instrument	(281,177)	(168)
Non-deliverable forward used as economic hedge instrument	0	0
Liabilities (fair value) [Member] | Foreign exchange rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	0	(311,445)
Liabilities (fair value) [Member] | NDF [Member]
Disclosure of detailed information about financial instruments [line items]
Non-deliverable forward used as economic hedge instrument	(9,578)	(302)
Liabilities (fair value) [Member] | Interest rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate swap used as fair value hedge instrument	(281,177)
Non-deliverable forward used as economic hedge instrument	(1,015)	(4,424)
Liabilities (fair value) [Member] | Call options [Member]
Disclosure of detailed information about financial instruments [line items]
Call options to acquire additional interest in subsidiaries	R$ 0	R$ 0